INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventory

	December 31,
	2025	2024
Raw materials	$1,877	$2,795
Work in progress	1,088	208
Finished goods	1,436	2,573
Inventory in transit	2,988	—
Total	7,389	5,576
Provision for Inventory	(866)	(1,150)
Inventory, net	$6,523	$4,426